Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments $ in Thousands	Jun. 30, 2024 USD ($)
Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 87
Within 1 year [Member]
Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	86
1-2 years [Member]
Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 1